UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.7%
Corporate — 1.7%
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia Airport, AMT, 9.13%, 12/01/15	$920	$938,961

County/City/Special District/School District — 50.2%
City of New York New York, GO:
Series M, 5.00%, 4/01/15 (a)	1,060	1,110,308
Series M, 5.00%, 4/01/23	330	345,058
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,713,600
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,052,578
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,543,570
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,356,140
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,500	2,781,250
New York State, GO, Series E:
5.00%, 12/15/18	1,000	1,177,370
5.00%, 12/15/20	2,000	2,393,000
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,763,460
State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,205,752
New York State Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities, Series A, 4.00%, 5/15/18	1,000	1,114,240
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	882,502
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,117,972

		27,556,800

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 16.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (b)(c)	$450	$67,509
City of Troy New York, RB, Rensselaer Polytechnic, Series B, 5.00%, 9/01/18	1,000	1,147,290
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	291,382
New York State Dormitory Authority, RB:
Mental Health Services, 5.00%, 8/15/18	1,020	1,174,173
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	690,558
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	589,297
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,301,985
New York State Dormitory Authority, Refunding RB:
Mental Health Services, 5.00%, 8/15/18 (d)	5	5,823
Teachers College, Series A, 5.00%, 7/01/17	200	225,310
Teachers College, Series A, 5.00%, 7/01/18	250	287,228
Yeshiva University, 5.00%, 9/01/27	2,000	2,025,460
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	670,662
5.00%, 6/01/19	400	450,136

		8,926,813

Health — 7.1%
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,913,625

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development Agency, Refunding RB, St. Luke's Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	$2,000	$2,008,640

		3,922,265

Housing — 7.7%
New York Mortgage Agency, Refunding RB, AMT, 4.50%, 10/01/20	2,225	2,259,732
New York State Dormitory Authority, Refunding RB, Series A:
North Shore Long Island Jewish, 5.00%, 5/01/18	615	696,211
North Shore Long Island Jewish, 4.00%, 5/01/19	250	274,603
North Shore Long Island Jewish, 5.00%, 5/01/19	650	745,270
State University Educational Facilities, 5.88%, 5/15/17	125	139,375
New York State HFA, RB, Affordable Housing, Series E (SONYMA), 1.50%, 5/01/18	120	119,484

		4,234,675

State — 8.4%
Monroe County Industrial Development Agency, RB, Rochester Schools Modernization Project, Series A, 5.00%, 5/01/18	1,000	1,145,540
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	2,000	2,297,720
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	605,589
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	575,540

		4,624,389

Transportation — 25.4%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,162,160
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB (concluded):
Series C, 4.00%, 11/15/16	$1,000	$1,088,600
Series C, 5.00%, 11/15/17	1,000	1,143,860
Series C, 5.00%, 11/15/18	1,965	2,284,607
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	2,026,115
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/18	1,300	1,483,157
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	331,416
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/18	900	1,038,132
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 4.00%, 11/15/18	3,000	3,369,750

		13,927,797

Utilities — 6.9%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,105,370
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	2,000	2,369,900
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, 4.00%, 4/01/18	300	327,732

		3,803,002

Total Municipal Bonds in New York		67,934,702

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	158,493

Total Long-Term Investments (Cost — $66,505,464) — 124.0%		68,093,195

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BIF New York Municipal Money Fund, 0.00% (e)(f)	600,072	$600,072

Total Short-Term Securities (Cost — $600,072) — 1.1%		600,072

Total Investments (Cost — $67,105,536*) — 125.1%		68,693,267
Other Assets Less Liabilities — 4.8%		2,652,588
Preferred Shares, at Redemption Value — (29.9%)		(16,425,265)

Net Assets Applicable to Common Shares — 100.0%		$54,920,590

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$67,105,765

Gross unrealized appreciation	$1,986,387
Gross unrealized depreciation	(398,885)

Net unrealized appreciation	$1,587,502

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Security is collateralized by municipal or U.S. Treasury obligations.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income

BIF New York Municipal Money Fund	545,734	54,338	600,072	—

(f)	Represents the current yield as of report date.
Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$68,093,195	—	$68,093,195
Short-Term Securities	$600,072	—	—	600,072

Total	$600,072	$68,093,195	—	$68,693,267

[1]	See above Schedule of Investments for values in each sector.
There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	4

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2014